Reply Attention of	L.K. Larry Yen
Direct Tel.	604.891.7715
EMail Address	lky@cwilson.com
Our File No.	26978-1 / D/JCU/804607.1

December 30, 2005

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-7010

Attention:	Office of Small Business

Dear Sirs:

Re: Geocom Resources Inc. Post Effective Amendment No. 1 to Registration Statement on Form SB-2 Filed December 30, 2005 File No. 333-120913

On behalf of Geocom Resources Inc. (the "Company"), we transmit for filing under the Securities Act of 1933, as amended (the "Act"), the Company’s Post Effective Amendment No. 1 to the Registration Statement on Form SB-2 for the offering of shares of the Company’s common stock. Manually executed signature pages have been signed prior to the time of the electronic filing and will be retained by the Company for five years.

Please note that the Company requests that the Securities and Exchange Commission permit the Company's request for acceleration of the effective date of the Registration Statement be made orally or by facsimile in accordance with Rule 461(a) of Regulation C (the "Rule"). Pursuant to the Rule, please also be advised that the Company is aware of its obligations under the Act.

We trust the foregoing is satisfactory and look forward to receiving your response. Should you have further comments or any questions, please direct them to the undersigned at 604-891-7715.

Yours truly,

CLARK, WILSON

Per: /s/ L.K. Larry Yen

L.K. Larry Yen

LKY/jcu

Encl.

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